Financial Statement Schedule I Condensed Financial Information of Parent Company - BASIS FOR PREPARATION (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Basis Of Preparation [Line Items]
Restricted net assets of Company's subsidiaries, VIE and VIE's subsidiaries	$ 352,335	$ 352,535
Reportable Legal Entities [Member] | Parent Company [Member]
Basis Of Preparation [Line Items]
Restricted net assets of Company's subsidiaries, VIE and VIE's subsidiaries	$ 352,335